Financial instruments and fair values (Tables)	12 Months Ended
Mar. 31, 2024
Financial Instruments And Fair Value Measurement [Abstract]
Schedule of Fair Value Measurement	The following table gives information about how the fair values of these financial assets and financial liabilities are determined, in particular, the valuation technique(s) and inputs used.

Financial assets/ financial liabilities	Fair value hierarchy	Valuation technique(s) and key input(s)
Foreign currency forward contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

Foreign currency and interest rate swap contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange and interest swap rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

Revolving Facility, Term Loan and Japan Facility	Level 2
The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.

Mainland China Facilities	Level 3	The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.
Put option liability	Level 3	The fair value is based on the present value of the amount expected to be paid to the non-controlling shareholder if the put option is exercised.
Contingent consideration	Level 3	The fair value of the applicable contingent consideration is determined based on the estimated financial outcome and the resulting expected contingent consideration to be paid, discounted using an appropriate rate.
Earn-Out (note 5)	Level 3	The fair value is based on a pre-determined percentage of net equity value of Paola Confectii SRL, determined as a multiple of EBITDA and EBITDA margin for the fiscal year ending March 30, 2025, subject to a floor, less net debt adjustments.

Schedule of Fair Value Measurement of Assets
The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature, where fair value approximates carrying values:

	March 31, 2024					April 2, 2023
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Derivatives included in other current assets	—	15.1	—	15.1	15.1	—	12.4	—	12.4	12.4
Derivatives included in other long-term assets	—	6.9	—	6.9	6.9	—	12.4	—	12.4	12.4
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	1.9	—	1.9	1.9	—	3.3	—	3.3	3.3
Mainland China Facilities	—	—	—	—	—	—	—	9.8	9.8	9.8
Japan Facility	—	5.4	—	5.4	5.4	—	13.7	—	13.7	13.7
Term Loan	—	392.5	—	392.5	389.2	—	395.7	—	395.7	433.1
Derivatives included in other long-term liabilities	—	5.3	—	5.3	5.3	—	6.0	—	6.0	6.0
Put option liability included in other long-term liabilities	—	—	29.4	29.4	29.4	—	—	32.1	32.1	32.1
Contingent consideration included in other long-term liabilities	—	—	17.7	17.7	17.7	—	—	16.8	16.8	16.8
Earn-Out included in other long-term liabilities (note 5)	—	—	1.5	1.5	1.5	—	—	—	—	—

Schedule of Fair Value Measurement of Liabilities
The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature, where fair value approximates carrying values:

	March 31, 2024					April 2, 2023
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Derivatives included in other current assets	—	15.1	—	15.1	15.1	—	12.4	—	12.4	12.4
Derivatives included in other long-term assets	—	6.9	—	6.9	6.9	—	12.4	—	12.4	12.4
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	1.9	—	1.9	1.9	—	3.3	—	3.3	3.3
Mainland China Facilities	—	—	—	—	—	—	—	9.8	9.8	9.8
Japan Facility	—	5.4	—	5.4	5.4	—	13.7	—	13.7	13.7
Term Loan	—	392.5	—	392.5	389.2	—	395.7	—	395.7	433.1
Derivatives included in other long-term liabilities	—	5.3	—	5.3	5.3	—	6.0	—	6.0	6.0
Put option liability included in other long-term liabilities	—	—	29.4	29.4	29.4	—	—	32.1	32.1	32.1
Contingent consideration included in other long-term liabilities	—	—	17.7	17.7	17.7	—	—	16.8	16.8	16.8
Earn-Out included in other long-term liabilities (note 5)	—	—	1.5	1.5	1.5	—	—	—	—	—